UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Theleme Partners LLP

Address:  15 Davies Street
          London
          W1K 3AG
          England

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Patrick Degorce
Title:  Principal
Phone:  44-020-7150-1400


Signature, Place and Date of Signing:

 /s/ Patrick Degorce           London, England              February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:  $436,628
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name

1.    028-                     Theleme Master Fund Ltd.

----  -----------------      --------------------------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010


COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4  COLUMN 5              COLUMN 6    COLUMN 7      COLUMN 8

                                                           VALUE     SHS OR     SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP        (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MGRS    SOLE     SHARED  NONE
CME GROUP INC                 COM             12572Q105     80,428     249,969  SH         DEFINED      1       249,969
COMMUNITY HEALTH SYS INC NEW  COM             203668108     32,325     865,000  SH         DEFINED      1       865,000
CROWN CASTLE INTL CORP        COM             228227104     36,813     839,900  SH         DEFINED      1       839,900
KRAFT FOODS INC               CL A            50075N104     24,326     772,000  SH         DEFINED      1       772,000
OMNICOM GROUP INC             COM             681919106     24,503     535,000  SH         DEFINED      1       535,000
ORACLE CORP                   COM             68389X105     38,875   1,242,000  SH         DEFINED      1     1,242,000
UNION PAC CORP                COM             907818108     67,426     727,667  SH         DEFINED      1       727,667
WELLS FARGO & CO NEW          COM             949746101    131,934   4,257,300  SH         DEFINED      1     4,257,300

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